SUPPLEMENT DATED JULY 3, 2006

TO PROSPECTUS DATED MAY 1, 2004

FOR

KEMPER INVESTORS LIFE INSURANCE COMPANY

INDIVIDUAL AND GROUP VARIABLE AND MARKET VALUE

ADJUSTED DEFERRED VARIABLE ANNUITY CONTRACTS

ZURICH PREFERRED

Issued By

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

and

KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends certain information contained in your Zurich Preferred Variable Annuity Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Effective July 3, 2006, the AIM V.I. Real Estate Fund has been renamed the AIM V.I. Global Real Estate Fund. Therefore, all references in the Prospectus to AIM V.I. Real Estate Fund or AIM V.I. Real Estate Subaccount are hereby replaced with AIM V.I. Global Real Estate Fund and AIM V.I. Global Real Estate Subaccount, respectively.

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For use in all states